UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2012 (Unaudited)

DWS RREEF Global Infrastructure Fund
	Shares	Value ($)
Common Stocks 98.5%
Australia 3.1%
DUET Group	3,452,000	6,508,847
Sydney Airport	2,313,931	6,880,620

(Cost $12,897,247)		13,389,467
Canada 18.3%
Enbridge, Inc. (a)	786,916	30,563,062
Enbridge, Inc. (a)	68,700	2,668,995
Keyera Corp. (b)	306,100	12,625,148
Pembina Pipeline Corp. (b)	233,800	6,605,327
TransCanada Corp. (a)	144,216	6,201,288
TransCanada Corp. (a) (b)	247,930	10,645,989
Westshore Terminals Investment Corp. (Units) (b)	446,400	10,852,875

(Cost $73,036,076)		80,162,684
France 2.9%
Eutelsat Communications (Cost $13,290,946)	347,200	12,841,467
Germany 2.0%
Fraport AG (Cost $8,535,768)	137,700	8,631,071
Hong Kong 8.0%
Beijing Capital International Airport Co., Ltd. "H"	4,464,000	2,552,127
Beijing Enterprises Holdings Ltd.	1,048,250	6,363,820
China Gas Holdings Ltd.	17,826,300	8,559,714
China Merchants Holdings International Co., Ltd.	2,528,100	8,413,140
ENN Energy Holdings Ltd.	1,203,800	4,171,902
Zhejiang Expressway Co., Ltd. "H"	7,225,600	5,345,865

(Cost $35,169,708)		35,406,568
Italy 4.0%
Atlantia SpA	523,300	8,701,123
Terna - Rete Elettrica Nationale SpA	2,144,200	8,615,243

(Cost $17,176,042)		17,316,366
Singapore 2.9%
Hutchison Port Holdings Trust (Units) (Cost $11,879,709)	16,603,000	12,697,443
Spain 2.4%
Ferrovial SA (Cost $11,184,665)	931,000	10,703,842
United Kingdom 10.3%
National Grid PLC	2,778,859	28,038,454
Severn Trent PLC	353,100	8,716,678
United Utilities Group PLC	902,500	8,682,047

(Cost $43,115,720)		45,437,179
United States 44.6%
American Tower Corp. (REIT)	487,413	30,716,767
Cheniere Energy, Inc.*	503,500	7,542,430
Crown Castle International Corp.*	209,127	11,154,834
ITC Holdings Corp.	81,800	6,293,692
MarkWest Energy Partners LP (Limited Partnership)	150,300	8,785,035
NiSource, Inc.	811,052	19,749,116
Northeast Utilities	174,800	6,488,576
NSTAR LLC	133,500	6,492,105
PG&E Corp.	452,300	19,634,343
Sempra Energy	332,138	19,914,994
Southwest Gas Corp.	225,276	9,628,296
Spectra Energy Corp.	712,853	22,490,512
UIL Holdings Corp.	180,900	6,288,084
Union Pacific Corp.	57,200	6,147,856
WGL Holdings, Inc.	234,492	9,543,825
Williams Companies, Inc.	171,200	5,274,672

(Cost $177,536,841)		196,145,137

Total Common Stocks (Cost $402,822,722)		432,731,224
Securities Lending Collateral 9.7%
Daily Assets Fund Institutional, 0.27% (c) (d) (Cost $42,682,900)	42,682,900	42,682,900
Cash Equivalents 1.7%
Central Cash Management Fund, 0.11% (c) (Cost $7,760,443)	7,760,443	7,760,443

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $453,266,065) †	109.9	483,174,567
Other Assets and Liabilities, Net (b)	(9.9)	(43,719,942)

Net Assets	100.0	439,454,625

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $456,710,190.  At March 31, 2012, net unrealized appreciation for all securities based on tax cost was $26,464,377. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,721,665 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,257,288.

(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)
All or a portion of these securities were on loan amounting to $37,543,808. In addition, included in other assets and liabilities, net is a pending sale, amounting to $2,107,041, that is also on loan. The value of all securities loaned at March 31, 2012 amounted to $39,650,849 which is 9.0% of net assets.

(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At March 31, 2012 the DWS RREEF Global Infrastructure Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Utilities	177,325,916	41.0%
Energy	113,402,458	26.2%
Industrials	87,289,782	20.2%
Financials	30,716,767	7.1%
Consumer Discretionary	12,841,467	2.9%
Telecommunication Services	11,154,834	2.6%
Total	432,731,224	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$13,389,467	$—	$13,389,467
Canada	80,162,684	—	—	80,162,684
France	—	12,841,467	—	12,841,467
Germany	—	8,631,071	—	8,631,071
Hong Kong	—	35,406,568	—	35,406,568
Italy	—	17,316,366	—	17,316,366
Singapore	—	12,697,443	—	12,697,443
Spain	—	10,703,842	—	10,703,842
United Kingdom	—	45,437,179	—	45,437,179
United States	196,145,137	—	—	196,145,137
Short-Term Investments	50,443,343	—	—	50,443,343
Total	$326,751,164	$156,423,403	$—	$483,174,567

There have been no transfers between of Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 24, 2012